Financial Instruments - Loans and Other Receivables Carried at Amortized Cost (Details) - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for current expected credit losses	$ (19)	$ (22)
Loans and other receivables carried at amortized cost, net	19	21
Loans receivable
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and other receivables carried at amortized cost	26	25
Other receivables
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and other receivables carried at amortized cost	$ 12	$ 18